Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net earnings (loss)	$ 1,262	$ 801	$ 2,175	$ 1,558	$ 2,990	$ (60)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(350)	(231)	(484)	(103)	133	(241)
Pension adjustment, net of taxes	(22)	(65)	30	(9)	(246)	(277)
Other comprehensive income (loss)	(372)	(296)	(454)	(112)	(113)	(518)
Comprehensive income (loss)	$ 890	$ 505	$ 1,721	$ 1,446	$ 2,877	$ (578)